Basis of Presentation and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying unaudited consolidated financial statements of American CareSource Holdings, Inc. and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information, with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X of the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, these statements include all adjustments necessary to present a fair statement of our consolidated results of operations, financial position and cash flows. Operating results for any interim period are not necessarily indicative of the results that may be expected for the full year. Preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements and notes. Actual results could differ from those estimates. This Quarterly Report on Form 10-Q should be read in conjunction with the Company’s consolidated financial statements and notes included in its Annual Report on Form 10-K for the fiscal year ended December 31, 2014. References herein to the “Company,” “we,” “us,” or “our” refer to American CareSource Holdings, Inc. and its subsidiaries.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany accounts and transactions are eliminated in consolidation.
Certain amounts in the December 2013 income statement presentation were reclassified to conform to the December 2014 presentation. There is no impact on major classifications or net loss due to these reclassifications.

Liquidity [Policy Text Block]

Liquidity

During 2014, we made significant investments in our urgent and primary care business. We used working capital, proceeds from a private equity offering, bank debt and seller financed debt to consummate five transactions totaling $8,486,000, resulting in our acquisition of ten urgent and primary care centers. We expanded our shared services function to provide the needed infrastructure to manage our urgent and primary care centers and support the planned growth of this business segment. As a result of these efforts, losses related to the shared services function, as reported in Note 17, increased by $1,825,000 to $5,360,000, during the year ended December 31, 2014, compared to $3,535,000 during the year ended December 31, 2013.
Our loss from operations increased by $2,370,000 to $6,152,000 during the year ended December 31, 2014 compared to $3,782,000 during the year ended December 31, 2013. The increase in our operating loss resulted from expanding our shared services function, costs to build out and enhance our current urgent and primary care centers and the continuing decline in our ancillary network business. As a result of our operating losses, we used cash in our operations of $4,034,000 and $4,188,000 during the years ended December 31, 2014 and 2013, respectively. We anticipate we will continue to generate operating losses, and use cash in our operations, during the next 12 months, but have made changes to our business model to improve our operating results. We believe the management service agreement we entered into with HealthSmart, to manage our ancillary network business, will reduce our operating costs. We will continue to analyze other strategies to improve our ancillary network operating results. Also, we expect to realize the benefits of economies of scale as we acquire additional urgent and primary care centers.
Until we generate cash flows from operations, we are dependent on our existing lines of credit and outside capital to fund our operations and additional acquisitions. Our plans to fund these needs include:
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Equity financing through the currently filed Form S-1 Registration Statement to sell additional shares of our common stock. If the offering is fully subscribed, we will raise an additional $15,000,000 (less applicable fees), plus any proceeds we would receive on account of the over allotment options we granted to underwriters. We anticipate closing this offering during the second quarter of 2015.

•	Use of our existing lines of credit, which as of March 30, 2015, collectively have $4,000,000 of borrowing capacity.
•	If necessary, raising additional financing through additional bank borrowing, additional private or public offerings or support from existing guarantors.

Segment Reporting, Policy [Policy Text Block]

Segment and Related Information — We use the “management approach” for reporting information about segments. The management approach is based on the way the chief operating decision-maker organizes segments within a company for making operating decisions and assessing performance. We analyzed our products and services, geography, legal structure, management structure and any other factors, and we determined that the business is comprised of two reporting segments: urgent and primary business and ancillary network business. The five businesses acquired were determined to be individual operating segments which have been aggregated into the urgent and primary business.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. We consider our most significant estimates to be the collectability of revenue, payments due to providers (and resulting margin as a percentage of revenue), and valuations related to acquisitions and warrants. Actual amounts could differ from those estimates.

Risks And Uncertainties Policy [Policy Text Block]
Risks and Uncertainties — We operate in industries that are subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including risk of business failure.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents — We consider all highly-liquid investments with original maturities of three months or less to be cash equivalents. Cash and cash equivalents include amounts in deposit accounts in excess of federally-insured limits. We have not experienced any losses in such accounts.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition in Urgent and Primary Care Business — We have agreements with governmental and other third-party payors that provide for payments to us based on contractual adjustments to our established rates. Net revenue is reported at the time service is rendered at the estimated net realizable amounts, after giving effect to estimated contractual amounts from patients, third-party payors and others, and an estimate for bad debts.
Contractual adjustments are accrued on an estimated basis in the period the related services are rendered, and adjusted in future periods as final settlements are determined. We grant credit without collateral to our patients, who consist primarily of local residents insured by third-party payors. A summary of the basis of reimbursement with major third-party payors is as follows:
Commercial and HMO — We have entered into agreements with certain commercial insurance carriers, health maintenance organizations, and preferred provider organizations. Billing methodologies under these agreements include discounts from established charges and prospectively determined rates.
Medicare — Services rendered to Medicare program beneficiaries are recorded at prospectively determined rates. These rates vary according to a patient classification system that is based on clinical, diagnostic, and other factors.
In establishing allowance for bad debts, we consider historical collection experience, the aging of the account, payor classification and patient payment patterns. We adjust this allowance prospectively.
Collection of payment for services provided to patients without insurance coverage is done at time of service.
Revenue Recognition in Ancillary Network Business — We recognize revenue on the services that we provide, which includes (i) providing payor clients with a comprehensive network of ancillary healthcare providers; (ii) providing claims management, reporting, processing and payment services; (iii) providing network/need analysis to assess the benefits to payor clients of adding additional/different service providers to the client-specific provider networks; and (iv) providing credentialing of network service providers for inclusion in the client payor-specific provider networks. Revenue is recognized when services are delivered, which occurs after processed claims are billed to the payor clients and collections are reasonably assured. We estimate revenues and costs of revenues using average historical collection rates and average historical margins earned on claims. Periodically, revenues are adjusted to reflect actual cash collections so that revenues recognized accurately reflect cash collected.
We record a provision for refunds based on an estimate of historical refund amounts. Refunds are paid to payors for overpayment on claims, claims paid in error, and claims paid for non-covered services. In some instances, we will recoup payments made to the ancillary service provider if the claim has been fully resolved. The evaluation is performed periodically and is based on historical data. We present revenue net of the provision for refunds on the consolidated statement of operations.
After careful evaluation of the key gross and net revenue recognition indicators, we have concluded that our circumstances are most consistent with those key indicators that support gross revenue reporting, since we are fulfilling the services of a principal versus an agent.
Following are the key indicators that support our conclusion that we act as a principal when settling claims for service providers through our contracted service provider network:
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The Company is the primary obligor in the arrangement.  We have assessed our role as primary obligor as a strong indicator of gross reporting. We believe that we are the primary obligor in our transactions because we are responsible for providing the services desired by our payor clients. We have distinct, separately negotiated contractual relationships with our payor clients and with the ancillary healthcare providers in our networks. We do not negotiate “on behalf of” our payor clients and do not hold ourselves out as the agent of the payor clients when negotiating the terms of our ancillary healthcare service provider agreements. Our agreements contractually prohibit payor clients and service providers from entering into direct contractual relationships with one another. The payor clients have no control over the terms of our agreements with the service providers. In executing transactions, we assume key performance-related risks. The payor clients hold us responsible for fulfillment, as the provider, of all of the services the payor clients are entitled to under their contracts; payor clients do not look to the service providers for fulfillment. In addition, we bear the pricing/margin risk as the principal in the transactions. Because the contracts with the payor clients and service providers are separately negotiated, we have complete discretion in negotiating both the prices we charge our payor clients and the financial terms of our agreements with the service providers. Because our profit is the spread between the amounts received from the payor clients and the amount paid to the service providers, we bear significant pricing and margin risk. There is no guaranteed mark-up payable to us on the amount we have contracted. Thus, we bear the risk that amounts paid to the service provider will be greater than the amounts received from the payor clients, resulting in a loss or negative claim.

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The Company has latitude in establishing pricing.  As stated above, we are able to negotiate the price payable to us by our payor clients as well as the price to be paid to each contracted service provider. This type of pricing latitude indicates that we have the risks and rewards normally attributed to a principal in the transactions.

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The Company changes the product or performs part of the services.  We provide the benefits associated with the relationships we build with the payor clients and the services providers. While the parties could deal with each other directly, the payor clients would not have the benefit of our experience and expertise in assembling a comprehensive network of service providers, in claims management, reporting and processing and payment services, in performing network/needs analysis to assess the benefits to payor clients of adding additional/different service providers to the client payor-specific provider networks, and in credentialing network service providers.

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The Company has complete discretion in supplier selection.  We have complete discretion in supplier selection. One of the key factors considered by payor clients which engage us is to have the Company undertake the responsibility for identifying, qualifying, contracting with and managing the relationships with the ancillary healthcare service providers. As part of the contractual arrangement between us and our payor clients, the payors identify their obligations to their respective covered persons and then work with us to determine the types of ancillary healthcare services required in order for the payors to meet their obligations. We may select the providers and contract with them to provide services at its discretion.

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The Company is involved in the determination of product or service specifications.  We work with our payor clients to determine the types of ancillary healthcare services required in order for the payors to meet their obligations to their respective covered persons. In some respects, we are customizing the product through our efforts and ability to assemble a comprehensive network of providers for our payors that is tailored to each payor’s specific needs. In addition, as part of our claims processing and payment services, we work with the payor clients, on the one hand, and the providers, on the other, to set claims review, management and payment specifications.

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The supplier (and not the Company) has credit risk.  We believe we have some level of credit risk, but that risk is mitigated because we do not remit payment to providers unless and until we have received payment from the relevant payor clients following our processing of a claim.

•	The amount that the Company earns is not fixed. We do not earn a fixed amount per transaction nor do we realize a per-person per-month charge for our services.
We have evaluated the other indicators of gross and net revenue recognition, including whether or not we have general inventory risk. We do not have any general inventory risk, as our business is not related to the manufacture, purchase or delivery of goods and we do not purchase in advance any of the services to be provided by the ancillary healthcare service providers. While the absence of this risk would be one indicator in support of net revenue reporting, as described in detail above, we have carefully evaluated all of the key gross and net revenue recognition indicators and have concluded that our circumstances are more consistent with those key indicators that support gross revenue reporting.
If, however, we were to report our ancillary network revenues, net of provider payments rather than on a gross reporting basis, for the years ended December 31, 2014 and 2013, our revenues would have been approximately $6,900,000 and $7,000,000, respectively.

Cost of Sales, Policy [Policy Text Block]
Ancillary Network Provider Payments — Payments to providers is the largest component of our cost of revenues and it consists of payments for ancillary care services in accordance with contracts negotiated with providers for specific ancillary services, separately from contracts negotiated with our clients.

Advertising Costs, Policy [Policy Text Block]	Advertising Costs — Advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2014 and 2013 was approximately $193,000 and $65,000, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment — Property and equipment are recorded at original cost and increased by the cost of any significant improvements subsequent to purchase. Property and equipment acquired through acquisitions are recorded at their estimated fair market value on the date of acquisition. We expense repairs and maintenance as incurred. Depreciation and amortization is calculated using the straight-line method over the shorter of the asset’s estimated useful life or the term of the lease in the case of leasehold improvements. We capitalize costs associated with software developed for internal use. During 2014 and 2013, we capitalized approximately $177,000 and $303,000 of internally-developed software costs, respectively.
Amortization of assets acquired under capital leases is included as a component of depreciation and amortization expense. Amortization is calculated using the straight-line method over the shorter of the useful lives or terms of the underlying lease agreements.

Loan Guarantee Fees Policy [Policy Text Block]
Deferred Loan Fees — Deferred loan fees related to the issuance of warrants in exchange for debt guarantees by certain directors/shareholders are amortized on a straight-line basis over the term of the debt.

Deferred Charges, Policy [Policy Text Block]
Deferred Offering Costs — Deferred offering costs represent legal, accounting and other direct costs related to raising capital through a stock offering. Costs related to our planned offering activities are deferred until completion of the offering, at which time they are reclassified to additional paid-in capital as a reduction of the offering proceeds. There were no offering costs in connection with our private placement in May 2014. In connection with our planned upcoming offering, approximately $225,000 of offering costs have been deferred.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets — Long-lived assets are reviewed for impairment whenever events or circumstances indicate that the carrying amount of an asset or group of assets might not be recoverable. We perform a periodic assessment of assets for impairment in the absence of such information or indicators. Conditions that would indicate a potential impairment include a significant decline in the observable market value of an asset or a significant change in the extent or manner in which an asset is used. The impairment review includes a comparison of future projected cash flows generated by the asset or group of assets with its associated net carrying value. If the net carrying value of the asset or group of assets exceeds expected cash flows (undiscounted and without interest charges), an impairment loss is recognized to the extent the carrying amount of the asset or asset group exceeds its fair value.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill — Goodwill resulted from the acquisitions of urgent and primary care businesses during the year ended December 31, 2014. See Note 3. In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, Business Combinations, the purchase method of accounting requires that the excess of the purchase price paid over the estimated fair value of identifiable tangible and intangible net assets of acquired businesses be recorded as goodwill. In accordance with ASC 350, Intangibles — Goodwill and Other , we are required to test goodwill for impairment annually. We established October 1 as the date of our annual impairment review. We determined no impairment existed for the period ended September 30, 2014, and there were no factors identified that indicated impairment existed through December 31, 2014.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible Assets — Intangible assets are recorded at fair values at the date of acquisition. Our intangible assets have finite useful lives and are amortized over their estimated useful lives. See Note 9.

Derivatives, Policy [Policy Text Block]
Warrant Derivative Liability — We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. We account for these derivative warrants as liabilities. These common stock purchase warrants do not trade in an active securities market. See Note 13 for methodology used to value warrants.
We compute the fair value of the warrant liability at each reporting period and the change in the fair value is recorded in the statement of operations. The key component in the value of the warrant liability is our stock price, which is subject to significant fluctuation and is not under our control. The resulting effect on our net income (loss) is, therefore, subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, we will record non-cash income/expense with changes in our stock price or when the underlying assumptions in calculating warrant value change.

Research and Development Expense, Policy [Policy Text Block]	Research and Development — Research and development costs are expensed as incurred.

Income Tax, Policy [Policy Text Block]
Income Taxes — Income taxes are accounted for under the asset and liability method. Deferred taxes arise because of different treatment between financial statement accounting and tax accounting, known as “temporary differences”. We record the tax effect of these temporary differences as “deferred tax assets” (generally items that can be used as a tax deduction or credit in the future periods) and “deferred tax liabilities” (generally items that we received a tax deduction for, which have not yet been recorded in the statements of operations). The deferred tax assets and liabilities are measured using enacted tax rules and laws that are expected to be in effect when the temporary differences are expected to be recovered or settled. A valuation allowance is established to reduce deferred tax assets considered to be more-likely-than-not that the deferred tax assets will not be realized.
ASC 740, Income Taxes, clarifies the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 provides that a tax benefit from uncertain tax positions may be recognized when it is more-likely-than-not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions must meet a more-likely-than-not recognition threshold to be recognized. ASC 740 also provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. At December 31, 2014, and 2013, we had no uncertain tax positions.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation — We record all stock-based payments to employees in the consolidated financial statements over the vesting period based on our estimated fair values as of the measurement date of the respective awards. Additional information about our stock-based payment plan is presented in Note 12.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value of Financial Instruments — The carrying amount of accounts receivable, accounts payable and accrued expenses, approximate their estimated fair values due to the short-term maturities of those financial instruments. These financial instruments are considered Level 3 measurements under the fair value hierarchy. The fair values of our promissory notes, notes payable, lines of credit and capital lease obligations approximate carrying value under Level 3 of the fair value hierarchy. The fair value of warrants recorded as derivative liabilities are described in Note 14.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard will become effective for the Company on January 1, 2018. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.
In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements — Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The guidance relates to the disclosures around going concern. The new standard update provides guidance around management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.
In April 2015, the FASB issued ASU 2015-03, Interest — Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The guidance relates to the presentation of debt issuance costs. The new standard update provides guidance that would require debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

Recent Accounting Pronouncements — In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 660): Summary and Amendments that Create Revenue from Contracts with Customers (Topic 606) and Other Assets and Deferred Costs-Contracts with Customers (Subtopic 340-40). The guidance in this update supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and most industry-specific guidance throughout the industry topics of the codification. This guidance will be effective for interim and annual periods beginning after December 15, 2016. We are currently assessing the impact that this guidance will have on our consolidated financial statements.
In August 2014, the FASB ASU 2014-15, Presentation of Financial Statements — Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The guidance relates to the disclosures around going concern. The new standard update provides guidance around management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

Earnings Per Share, Policy [Policy Text Block]
Earnings (Loss) Per Share — Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive), and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.
The following table summarizes potentially dilutive shares outstanding as of December 31, 2014, which were excluded from the calculation due to being anti-dilutive:

	2014	2013
Common stock purchase warrants	1,782	22
Stock options	1,245	750
Restricted shares of common stock	100	51